Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectus, each dated February 1, 2021, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES LIMITED TERM
GOVERNMENT
AND AGENCY FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s
Board
of Trustees approved a proposal to revise the management fee rate to include an additional breakpoint. The management fee rate will be 0.325% on the first $500 million of assets, 0.300% on the next $500 million of assets, and 0.250% on assets thereafter. Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, 0.40%, 0.70% and 0.45% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.31%	0.31%	0.31%	0.31%		0.31%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.18%	0.18%	0.11%	0.18	% 2	0.18%
Total annual fund operating expenses	0.74%	1.49%	0.42%	0.74%		0.49%
Fee waiver and/or expense reimbursement 3,4	0.04%	0.04%	0.02%	0.04%		0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.45%	0.40%	0.70%		0.45%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended September 30, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, 0.40%, 0.70% and 0.45% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$295	$450	$621	$1,117
Class C	$248	$465	$807	$1,571
Class N	$41	$132	$232	$527
Class T	$320	$474	$645	$1,140
Class Y	$46	$151	$268	$610

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$148	$465	$807	$1,571
Loomis Sayles Global Allocation Fund
(each, a “Fund”)
LOOMIS SAYLES GLOBAL ALLOCATION FUND
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to revise the management fee rate to include an additional breakpoint. The management fee rate will be 0.750% on the first $2 billion of assets, 0.730% on the next $2 billion of assets, and 0.700% on assets thereafter. The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Advisory Fee Payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Global Allocation Fund	0.750% of the first $2 billion 0.730% of the next $2 billion 0.700% thereafter
LOOMIS SAYLES STRATEGIC INCOME FUND
(the “Fund”)
Effective July 1, 2021, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95%, 0.70%, and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y	Admin Class

Management fees	0.57%	0.57%	0.57%	0.57%		0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%	0.25%

Other expenses 1	0.15%	0.15%	0.08%	0.15	% 2	0.15%	0.40	% 3

Total annual fund operating expenses	0.97%	1.72%	0.65%	0.97%		0.72%	1.22%

Fee waiver and/or expense reimbursement 4	0.02%	0.02%	0.00%	0.02%		0.02%	0.02%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.70%	0.65%	0.95%		0.70%	1.20%

1	Other expenses include acquired fund fees and expenses of less than 0.01%.
2	Other expenses for Class T shares are estimated for the current fiscal year.
3	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
4
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95%, 0.70% and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T, Class Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods.. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$518	$717	$935	$1,561

Class C	$273	$538	$930	$1,828

Class N	$66	$208	$362	$810

Class T	$344	$548	$769	$1,407

Class Y	$72	$226	$397	$891

Admin Class	$122	$383	$667	$1,474

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$173	$538	$930	$1,828

Loomis Sayles Limited Term Government and Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectus, each dated February 1, 2021, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES LIMITED TERM
GOVERNMENT
AND AGENCY FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s
Board
of Trustees approved a proposal to revise the management fee rate to include an additional breakpoint. The management fee rate will be 0.325% on the first $500 million of assets, 0.300% on the next $500 million of assets, and 0.250% on assets thereafter. Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, 0.40%, 0.70% and 0.45% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.31%	0.31%	0.31%	0.31%		0.31%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.18%	0.18%	0.11%	0.18	% 2	0.18%
Total annual fund operating expenses	0.74%	1.49%	0.42%	0.74%		0.49%
Fee waiver and/or expense reimbursement 3,4	0.04%	0.04%	0.02%	0.04%		0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.45%	0.40%	0.70%		0.45%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended September 30, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, 0.40%, 0.70% and 0.45% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$295	$450	$621	$1,117
Class C	$248	$465	$807	$1,571
Class N	$41	$132	$232	$527
Class T	$320	$474	$645	$1,140
Class Y	$46	$151	$268	$610

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$148	$465	$807	$1,571

Loomis Sayles Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June
10
, 2021 to the Natixis Funds Statement of Additional Information, dated February 1, 2021, as may be revised or supplemented from time to time, for the following funds:
Loomis Sayles Global Allocation Fund
(each, a “Fund”)
LOOMIS SAYLES GLOBAL ALLOCATION FUND
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to revise the management fee rate to include an additional breakpoint. The management fee rate will be 0.750% on the first $2 billion of assets, 0.730% on the next $2 billion of assets, and 0.700% on assets thereafter. The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Advisory Fee Payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Global Allocation Fund	0.750% of the first $2 billion 0.730% of the next $2 billion 0.700% thereafter

Loomis Sayles Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June
10
, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES STRATEGIC INCOME FUND
(the “Fund”)
Effective July 1, 2021, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95%, 0.70%, and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y	Admin Class

Management fees	0.57%	0.57%	0.57%	0.57%		0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%	0.25%

Other expenses 1	0.15%	0.15%	0.08%	0.15	% 2	0.15%	0.40	% 3

Total annual fund operating expenses	0.97%	1.72%	0.65%	0.97%		0.72%	1.22%

Fee waiver and/or expense reimbursement 4	0.02%	0.02%	0.00%	0.02%		0.02%	0.02%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.70%	0.65%	0.95%		0.70%	1.20%

1	Other expenses include acquired fund fees and expenses of less than 0.01%.
2	Other expenses for Class T shares are estimated for the current fiscal year.
3	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
4
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95%, 0.70% and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T, Class Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods.. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$518	$717	$935	$1,561

Class C	$273	$538	$930	$1,828

Class N	$66	$208	$362	$810

Class T	$344	$548	$769	$1,407

Class Y	$72	$226	$397	$891

Admin Class	$122	$383	$667	$1,474

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$173	$538	$930	$1,828